Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Schedule of expected credit loss regarding trade receivables

December 31, 2021
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,103	5	3,098
Grades 5-7:	Fair risk	B+ to BBB	1.3%	2,787	37	2,750
Grades 8-9:	Substandard	CCC- to B	7.0%	130	9	121
Grade 10:	Doubtful	C to CC	25.0%	184	46	138
Grade 11:	Loss	D	100.0%	21	21	--
				6,225	118	6,107

December 31, 2020
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	1,686	2	1,684
Grades 5-7:	Fair risk	B+ to BBB	1.3%	2,209	29	2,180
Grades 8-9:	Substandard	CCC- to B	7.0%	876	61	815
Grade 10:	Doubtful	C to CC	25.0%	2	1	1
Grade 11:	Loss	D	100.0%	15	15	--
				4,788	108	4,680

Summary of contractual cash flow

	December 31,
	2021
	(€ in thousands)

		Contractual cash flow
	carrying amount	Total	2 months or less	2-12 months	1-3 years	3-5 years	More than 5 years
Long-term debt	24,078	(31,042)	(109)	(15,363)	(1,528)	(10,595)	(3,447)
Lease liability	3,210	(3,704)	(76)	(659)	(1,472)	(678)	(819)
Trade payables	2,594	(2,594)	(2,594)	--	--	--	--
Total	29,882	(37,340)	(2,779)	(16,022)	(3,000)	(11,273)	(4,266)

	December 31,
	2020
	(€ in thousands)

		Contractual cash flow
	carrying amount	Total	2 months or less	2-12 months	1-3 years	3-5 years	More than 5 years
Long-term debt	23,152	(31,280)	(295)	(25,236)	(915)	(625)	(4,209)
Lease liability	3,124	(3,715)	(71)	(341)	(1,627)	(637)	(1,039)
Trade payables	1,956	(1,956)	(1,956)	--	--	--	--
Total	28,232	(36,951)	(2,322)	(25,577)	(2,542)	(1,262)	(5,248)